Derivative instruments - Notional Amount (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Derivative [Line Items]
Total derivative notional amounts	$ 848,461,591	$ 1,014,548,934
Total interest rate contracts
EBP, Derivative [Line Items]
Total derivative notional amounts	726,426,636	856,047,175
Interest rate contracts, swaps
EBP, Derivative [Line Items]
Total derivative notional amounts	402,884,288	493,036,699
Interest rate contracts, futures and forwards
EBP, Derivative [Line Items]
Total derivative notional amounts	261,087,695	271,702,538
Interest rate contracts, written option
EBP, Derivative [Line Items]
Total derivative notional amounts	61,515,093	58,079,538
Interest rate contracts, purchase option
EBP, Derivative [Line Items]
Total derivative notional amounts	939,560	33,228,400
Credit derivatives
EBP, Derivative [Line Items]
Total derivative notional amounts	76,900,000	92,700,000
Total foreign exchange contracts
EBP, Derivative [Line Items]
Total derivative notional amounts	35,767,455	38,579,179
Foreign exchange, spot futures and forwards
EBP, Derivative [Line Items]
Total derivative notional amounts	35,767,455	38,579,179
Total equity contracts
EBP, Derivative [Line Items]
Total derivative notional amounts	9,367,500	27,222,580
Equity, futures and forwards
EBP, Derivative [Line Items]
Total derivative notional amounts	$ 9,367,500	$ 27,222,580